Related Party Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Sold amount	$ 120,246
Accounts receivable from related parties	0	$ 0
Balances due amount	21,869	0
Mr. Szuhao Huang [Member]
Related Party Transactions (Details) [Line Items]
Balances due amount	$ 0	$ 1,386,504